Revenue - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Disaggregation Of Revenue [Abstract]
Revenue from usage-based fees in total revenue	98.00%	99.00%
Revenue from term-based fees in total revenue	2.00%	1.00%
Deferred revenue	$ 1,500,000		$ 1,400,000
Deferred revenue, revenue recognized	$ 647,000		$ 1,500,000